Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Borrowings

As of December 31, 2024 and 2023, summary of the borrowings is as following:

					As of December 31,
					2024		2023
Bank and other financial institution	Annual interest rate	Start	Maturity	Principal	Long-term	Long-term (current portion)	Long-term	Long-term (current portion)
				USD	USD	USD	USD	USD
Maybank Singapore Limited	5.00%	July 2022	July 2027	292,783	95,624	59,887	161,038	58,998
OCBC Bank	2.50%	March 2021	March 2026	21,959	-	-	5,564	4,640
OCBC Bank	4.25%	September 2021	September 2026	25,619	-	-	9,987	5,349
				340,361	95,624	59,887	176,589	68,987

Schedule of Debt Maturities	The contractual maturities of the Group’s borrowings as of December 31, 2024 were as follows:
Amount
USD
Within 1 year	59,887
1 – 2 years	62,951
2 – 3 years	32,673
Total	155,511